CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT
Cash and cash equivalents	$ 73,940	$ 106,296
Grants receivable and other current assets	518	1,010
Restricted cash and deposits	620	3,000
Sales taxes receivable	928	1,656
Tax credits receivable	1,860	515
Prepaid expenses	1,586	1,529
Total current assets	79,452	114,006
NON-CURRENT
Tax credits receivable	7,514	10,247
Investment - Listed shares	450	325
Property, plant and equipment	85,426	77,666
Right-of-use assets	1,552	1,505
Deposits	50	351
Total non-current assets	94,992	90,094
Total assets	174,444	204,100
CURRENT
Accounts payable and other	10,482	13,642
Deferred grants	185	785
Convertible notes	16,948	16,240
Derivative warrant liability	62,957	15,589
Current portion of lease liabilities	569	470
Current portion of borrowings	265	250
Total current liabilities	91,406	46,976
NON-CURRENT
Asset retirement obligation	1,584	1,463
Lease liabilities	1,107	1,240
Borrowings	499	764
Total non-current liabilities	3,190	3,467
Total liabilities	94,596	50,443
EQUITY
Share capital	436,475	411,240
Other reserves	5,357	3,680
Contributed surplus and warrants	37,065	32,609
Deficit	(399,049)	(293,872)
Total equity	79,848	153,657
Total liabilities and equity	$ 174,444	$ 204,100